OTHER NON-CURRENT ASSETS, NET (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER NON-CURRENT ASSETS, NET
Deposits for rental		$ 16,879		¥ 85,425,000	¥ 117,506,000
Prepayments for equipment, net		14,501		65,983,000	100,957,000
Land use rights, net		5,587			38,896,000
Other non-current assets		$ 36,967		151,408,000	¥ 257,359,000
Period of land use rights (in years)		50 years	50 years
Amortization of land use rights	¥ 0	$ 24	¥ 170,000	0
Impairment of Deposits for rental		4,903	34,138,000	0
Land use rights net of impairment		601	4,185,000	0
Impairment relating to prepayments		157	1,090,000	¥ 0
Impairment of prepayment for equipment		$ 154	¥ 1,069,000